Fair Value (Quantitative Information) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Interest rate contracts | Minimum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Swap yield	2.00%	3.07%
Fair Value Inputs, Repurchase Rate	(0.44%)
Interest rate contracts | Maximum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Swap yield	3.00%	3.07%
Fair Value Inputs, Repurchase Rate	0.18%
Foreign currency exchange rate contracts | Minimum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Swap yield	0.50%	0.28%
Foreign currency exchange rate contracts | Maximum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Swap yield	3.28%	3.81%
Credit contracts | Minimum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Credit spreads	0.97%	0.98%
Credit contracts | Maximum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Credit spreads	0.98%	1.00%
Equity market contracts | Minimum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Correlation	40.00%	70.00%
Volatility	12.00%	15.00%
Equity market contracts | Maximum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Correlation	40.00%	70.00%
Volatility	32.00%	36.00%
Embedded derivatives direct and assumed guaranteed minimum benefits | Minimum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Utilization rates	0.00%	0.00%
Withdrawal rates	0.00%	0.00%
Long-term equity volatilities	9.95%	8.79%
Nonperformance risk spread	0.04%	(0.47%)
Embedded derivatives direct and assumed guaranteed minimum benefits | Minimum | Income Approach Valuation Technique | Durations 1 - 10
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate	0.25%	0.25%
Embedded derivatives direct and assumed guaranteed minimum benefits | Minimum | Income Approach Valuation Technique | Durations 11 - 20
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate	2.00%	2.00%
Embedded derivatives direct and assumed guaranteed minimum benefits | Minimum | Income Approach Valuation Technique | Durations 21 - 116
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate	1.25%	1.25%
Embedded derivatives direct and assumed guaranteed minimum benefits | Minimum | Income Approach Valuation Technique | Ages 0 - 40
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate	0.00%	0.00%
Embedded derivatives direct and assumed guaranteed minimum benefits | Minimum | Income Approach Valuation Technique | Ages 41 - 60
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate	0.01%	0.01%
Embedded derivatives direct and assumed guaranteed minimum benefits | Minimum | Income Approach Valuation Technique | Ages 61 - 115
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate	0.04%	0.04%
Embedded derivatives direct and assumed guaranteed minimum benefits | Maximum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Utilization rates	25.00%	25.00%
Withdrawal rates	20.00%	20.00%
Long-term equity volatilities	33.00%	33.00%
Nonperformance risk spread	1.70%	1.31%
Embedded derivatives direct and assumed guaranteed minimum benefits | Maximum | Income Approach Valuation Technique | Durations 1 - 10
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate	100.00%	100.00%
Embedded derivatives direct and assumed guaranteed minimum benefits | Maximum | Income Approach Valuation Technique | Durations 11 - 20
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate	100.00%	100.00%
Embedded derivatives direct and assumed guaranteed minimum benefits | Maximum | Income Approach Valuation Technique | Durations 21 - 116
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate	100.00%	100.00%
Embedded derivatives direct and assumed guaranteed minimum benefits | Maximum | Income Approach Valuation Technique | Ages 0 - 40
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate	0.21%	0.21%
Embedded derivatives direct and assumed guaranteed minimum benefits | Maximum | Income Approach Valuation Technique | Ages 41 - 60
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate	0.78%	0.78%
Embedded derivatives direct and assumed guaranteed minimum benefits | Maximum | Income Approach Valuation Technique | Ages 61 - 115
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate	100.00%	100.00%
U.S. corporate and foreign corporate securities | Minimum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Matrix Pricing - Offered quotes	$ 18	$ 39
Delta spread adjustments		(0.65%)
Offered quotes	37	$ 99
Quoted prices	6	0
U.S. corporate and foreign corporate securities | Maximum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Matrix Pricing - Offered quotes	138	$ 111
Delta spread adjustments		2.40%
Offered quotes	120	$ 121
Quoted prices	700	385
U.S. corporate and foreign corporate securities | Weighted Average | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Matrix Pricing - Offered quotes	106	$ 95
Delta spread adjustments		0.37%
Offered quotes	102	$ 102
Quoted prices	116	121
Foreign government | Minimum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quoted prices	98	96
Foreign government | Maximum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quoted prices	124	135
Foreign government | Weighted Average | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quoted prices	104	113
RMBS (1) | Minimum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quoted prices	19	19
RMBS (1) | Maximum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quoted prices	137	121
RMBS (1) | Weighted Average | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quoted prices	91	92
ABS | Minimum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Offered quotes	96	97
Quoted prices	5	16
ABS | Maximum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Offered quotes	102	105
Quoted prices	106	109
ABS | Weighted Average | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Offered quotes	100	99
Quoted prices	$ 99	$ 101